Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31,
	2019	2018

Fair value through profit or loss (1)	$1,112	$1,156
Available-for-sale	5,488	8,757

	$6,600	$9,913

(1)	The Company recognized trading losses in the amount of $ 35 during the year ended December 31, 2019.

Summary of marketable securities classified as available-for-sale

	December 31,
	2019				2018
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$5,487	$-	$1	$5,488	$8,851	$(94)	$-	$8,757

Schedule of marketable securities with contractual maturities
	Amortized	Unrealized		Market
	cost	Gains	Losses	value

Due within one year	$5,487	$1	$-	$5,488

Total	$5,487	$1	$-	$5,488

Schedule of changes in other comprehensive income of available for sale securities

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2018	$(58)
Unrealized losses from available-for-sale securities	(36)
Other comprehensive loss from available-for-sale securities as of December 31, 2018	$(94)
Unrealized gains from available-for-sale securities	95
Other comprehensive loss from available-for-sale securities as of December 31, 2019	$1